INSURANCE CONTRACTS (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Initial balances comprehensive income, beginning	R$ 1,265,455	R$ 2,385,912
Changes in other comprehensive income	2,349,169	(1,120,457)
Income and expenses recognized in the period in other comprehensive income	3,916,352	(1,871,540)
Deferred taxes	(1,567,183)	751,083
Closing balance comprehensive income, ending	R$ 3,614,624	R$ 1,265,455